Mining concessions, development costs, right-of-use asset, property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

	Balance as of						Balance as of					Balance as of
	January 1,				Reclassifications	Implementation	December 31,			Sales	Reclassifications	December 31,
	2019	Additions	Disposals	Sales	and transfers	IFRS 16	2019	Additions	Disposals	(note 1(e))	and transfers	2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	21,761	630	—	(135)	(4,739)	—	17,517	133	—	—	—	17,650
Mining concessions (f)	151,873	-	—	—	—	—	151,873	−	—	—	—	151,873
Development costs	743,259	46,047	(443)	—	(819)	—	788,044	33,233	—	(8,657)	612	813,232
Buildings, constructions and other	1,342,621	39	(3,559)	(5,380)	26,120	—	1,359,841	99	(132)	(45,624)	28,876	1,343,060
Machinery and equipment	958,466	12	(30,235)	(38,322)	22,783	—	912,704	4	(419)	(42,319)	13,222	883,192
Transportation units	10,885	33	(540)	(1,856)	370	—	8,892	—	—	(577)	94	8,409
Furniture and fixtures	13,306	2	(1,310)	(1)	13	—	12,010	3	(74)	(408)	206	11,737
Units in transit	2,682	-	(1)	—	1,073	—	3,754	—	(373)	—	—	3,381
Work in progress	56,662	44,319	(1,168)	(78)	(49,370)	—	50,365	27,322	(325)	(30)	(42,398)	34,934
Stripping activity asset(g)	141,726	11,545	-	—	819	—	154,090	10,752	(11,633)	—	(612)	152,597
Right-of-use asset (e)	—	3,721	(10,897)	—	—	18,528	11,352	6,221	(1,314)	—	—	16,259
Mine closure costs	284,162	26,722	—	—	—	—	310,884	31,558	—	(6,788)	—	335,654
	3,727,403	133,070	(48,153)	(45,772)	(3,750)	18,528	3,781,326	109,325	(14,270)	(104,403)	—	3,771,978
Accumulated depreciation and amortization:
Mining concessions (f)	40,249	10	—	—	—	—	40,259	11	—	—	—	40,270
Development costs	298,553	29,964	—	—	—	—	328,517	21,139	—	(8,657)	—	340,999
Buildings, construction and other	591,643	83,274	(3,391)	(3,569)	(638)	—	667,319	74,719	(53)	(44,096)	435	698,324
Machinery and equipment	665,357	66,020	(28,619)	(35,459)	638	—	667,937	60,034	(265)	(40,805)	(435)	686,466
Transportation units	8,599	744	(538)	(1,779)	—	—	7,026	607	—	(550)	—	7,083
Furniture and fixtures	10,123	653	(1,172)	—	—	—	9,604	614	(46)	(348)	—	9,824
Stripping activity asset	70,518	18,405	-	—	—	—	88,923	22,532	—	—	—	111,455
Right-of-use asset (e)	—	7,778	(2,611)	—	—	—	5,167	5,145	(1,231)	—	—	9,081
Mine closure costs	168,471	15,373	—	—	—	—	183,844	14,785	—	(6,789)	—	191,840
	1,853,513	222,221	(36,331)	(40,807)	—	—	1,998,596	199,586	(1,595)	(101,245)	—	2,095,342
Provision for impairment of long-lived assets:
Mine closure costs	13,207	2,083	—	—	—	—	15,290	(2,083)	—	—	—	13,207
Development costs	10,153	—	—	—	—	—	10,153	—	—	—	—	10,153
Property, plant and other	2,915	—	—	—	—	—	2,915	—	—	—	—	2,915
	26,275	2,083	—	—	—	—	28,358	(2,083)	—	—	—	26,275

Net cost	1,847,615						1,754,372					1,650,361

Schedule of estimates prices for the current and long-term periods

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2021	2022-2024
	US$	US$

Gold	1,800/Oz	1,747/Oz
Silver	23.0/Oz	21.2/Oz
Copper	7,250/TM	7,083/TM
Lead	1,850/TM	2,056/TM

Schedule of net assets for right in use

	2020	2019
	US$(000)	US$(000)
Buildings	3,370	4,602
Transportation units	3,330	1,112
Machinery and equipment	478	471

	7,178	6,185

Minera Yanacocha S.R.L. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

(a)Below is presented the movement in cost:

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2020
Cost-
Land	17,053	—	—	269	17,322
Land improvements	28,982	—	—	—	28,982
Building and constructions	271,554	—	—	4,510	276,064
Machinery and equipment	216,872	—	(20,844)	14,187	210,215
Leach pads	1,817,226	—	—	12,253	1,829,479
Vehicles	9,402	—	(98)	951	10,255
Furniture and fixtures	2,556	—	—	—	2,556

Other equipment	59,262	—	—	2,232	61,494
Work in progress	436,699	143,489	—	(69,829)	510,359
Mining rights	37,521	—	—	—	37,521
Right of use asset	1,045	—	—	—	1,045
Asset retirement and mine closure	693,365	—	(4,125)	—	689,240
Stripping activity asset	151,494	—	—	35,045	186,539
Mine development	824,156	—	—	—	824,156

	4,567,187	143,489	(25,067)	(382)	4,685,227

Accumulated depreciation and amortization
Land improvements	28,315	80	—	—	28,395
Building and constructions	226,129	6,981	—	—	233,110
Machinery and equipment	184,030	18,029	(20,385)	—	181,674
Leach pads	1,694,288	40,197	—	—	1,734,485
Vehicles	8,828	49	(98)	—	8,779
Furniture and fixtures	2,560	4	—	—	2,564
Other equipment	54,132	2,291	—	—	56,423
Mining rights	29,457	—	—	—	29,457
Right of use asset	461	268	—	—	729
Asset retirement and mine closure	478,826	61,882	—	—	540,708
Stripping activity asset	147,725	1,769	—	—	149,494
Mine development	674,142	5,688	—	—	679,830

	3,528,893	137,238	(20,483)	—	3,645,648

Net cost	1,038,294				1,039,579

	Opening			Transfer/Other	Final
	balance	Additions	Sales and deductions	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Cost-
Land	9,459	—	—	7,594	17,053
Land improvements	36,454	—	(7,472)	—	28,982
Building and constructions	298,328	—	(26,556)	(218)	271,554
Machinery and equipment	244,560	—	(46,286)	18,598	216,872
Leach pads	1,723,270	—	—	93,956	1,817,226
Vehicles	9,921	—	(1,043)	524	9,402
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	58,924	—	(3,712)	4,050	59,262
Work in progress	444,688	184,403	—	(192,392)	436,699
Mining rights	37,521	—	—	—	37,521
Right of use asset	—	1,045	—	—	1,045
Asset retirement and mine closure	534,398	158,967	—	—	693,365
Stripping activity asset	148,487	—	—	3,007	151,494
Mine development	760,647	—	—	63,509	824,156

	4,309,213	344,415	(85,069)	(1,372)	4,567,187

Accumulated depreciation and amortization
Land improvements	35,583	101	(7,369)	—	28,315
Building and constructions	247,979	5,702	(26,579)	(973)	226,129
Machinery and equipment	204,255	21,780	(42,978)	973	184,030
Leach pads	1,656,002	38,286	—	—	1,694,288
Vehicles	9,855	16	(1,043)	—	8,828
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	56,522	1,326	(3,712)	—	54,136
Mining rights	29,457	—	—	—	29,457
Right of use asset	—	461	—	—	461
Asset retirement and mine closure	424,008	54,818	—	—	478,826
Stripping activity asset	146,058	1,667	—	—	147,725
Mine development	656,484	17,658	—	—	674,142

	3,468,759	141,815	(81,681)	—	3,528,893

Net cost	840,454				1,038,294

Schedule of estimates prices for the current and long-term periods

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,876	1,500
Copper (per pound)	3.1	3.0

Schedule of sensitivity analysis of key assumptions used in the determination of the recoverable amounts of CGUs

WACC is a key assumption in the determination of the recoverable amounts, and changes in WACC would impact the recoverable amounts as follows:

Yanacocha (in millions of US Dollars)

WACC	8.9%	9.4%
-0.5%	125	54.5
+0.5%	(14)	(77)

Conga (in millions of US Dollars)

WACC	9.4%	10.4%
-0.5%	132	(30)
+0.5%	(33)	(158)

Sociedad Minera Cerro Verde Saa [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Schedule of property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2020 and 2019 are shown below:

	December 31,							December 31,						December 31,
	2018	IFRS 16 adoption	Additions		Adjustments	Disposals	Transfers	2019	Additions		Adjustments	Disposals	Transfers	2020
	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,663	—	—		—	(80)	322	24,905	—		—	—	—	24,905
Buildings and other constructions	2,449,577	—	—		544	(4,769)	102,772	2,548,124	—		(1)	(14)	40,895	2,589,004
Machinery and equipment	4,694,050	—	—		(544)	(30,482)	191,589	4,854,613	—		1	(12,814)	143,949	4,985,749
Transportation units	23,251	—	—		—	(32)	3,146	26,365	—		—	—	3,733	30,098
Furniture and fixtures	949	—	—		—	—	—	949	—		—	—	—	949
Other equipment	25,491	—	—		—	(594)	203	25,100	—		—	—	5,865	30,965
Construction in progress and in-transit units	185,928	—	271,364	(a)	(1,192)	—	(298,032)	158,068	161,059	(a)	(6,255)	—	(194,442)	118,430
Stripping activity asset (see Note 2(i))	655,709	—	197,038		—	—	—	852,747	92,890		—	—	—	945,637
Asset retirement costs (see Note 11(b))	107,034	—	59,964		—	—	—	166,998	37,569		—	—	—	204,567
Right-of-use assets (b)	—	95,728	1,342		(700)	(929)	—	95,441	3,328		—	(2,318)	—	96,451
	8,166,652	95,728	529,708		(1,892)	(36,886)	—	8,753,310	294,846		(6,255)	(15,146)	—	9,026,755

Accumulated depreciation
Buildings and other constructions	321,920	—	76,199		513	(4,722)	—	393,910	62,317		—	(14)	—	456,213
Machinery and equipment	1,786,326	—	284,097		(513)	(29,091)	—	2,040,819	277,384		—	(12,635)	—	2,305,568
Transportation units	13,972	—	1,928		—	(28)	—	15,872	1,826		—	—	—	17,698
Furniture and fixtures	858	—	23		—	—	—	881	23		—	—	—	904
Other equipment	18,796	—	1,543		—	(594)	—	19,745	1,495		—	—	—	21,240
Stripping activity asset	398,202	—	155,530		—	—	—	553,732	124,309		—	—	—	678,041
Asset retirement costs	23,676	—	3,239		—	—	—	26,915	4,611		—	—	—	31,526
Right-of-use assets (b)	—	—	11,488		—	(903)	—	10,585	11,320		—	(2,316)	—	19,589
	2,563,750	—	534,047		—	(35,338)	—	3,062,459	483,285		—	(14,965)	—	3,530,779

Net cost	5,602,902							5,690,851						5,495,976

(a)As of December 31, 2020, additions to construction in progress primarily relate to (i) the purchase of a new shovel and the rebuild of another shovel (US$37.9 million), (ii) the purchase of haul trucks (US$24.6 million), (iii) projects associated with the capitalization of main components of the mine heavy equipment (US$17.6 million), (iv) projects for the optimization of the Company’s operating processes (US$14.8 million), (v) the mine maintenance truck shop (US$13.4 million), (vi) the purchase of rollers (US$11.0 million), (vii) tailing dam projects related to drain expansion and jacking header extension (US$10.4 million) and (viii) the purchase of stators for ball mills (US$7.0 million).

For the year ended December 31, 2019, additions to construction in progress primarily relates to (i) the mine maintenance truck shop (US$78.2 million), (ii) the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$47.1 million), (iii) the purchase of stators for ball mills (US$18.3 million), (iv) the tailing drain expansion (US$15.2 million), (v) a concentrator optimization project (US$12.3 million), (vi) the regrowth of a leach pad (US$10.9 million) and (vii) the staged flotation reactor engineering project (US$6.2 million).

As of December 31, 2020, additions to construction in progress include capitalized interest primarily related to projects for the mine maintenance truck shop (US$1.4 million), tailing dam drain expansion and jacking header extension (US$0.4 million), the purchase of stators for ball mills (US$0.2 million) and other projects (US$0.5 million).

Schedule of net assets for right in use

(b)Set out below are the carrying amounts of right-of-use assets recognized and the movements as of December 31, 2020 and 2019:

	January 1,				December			December
	2019	Additions	Adjustments	Disposals	31, 2019	Additions	Disposals	31, 2020
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	11,008	—	(700)	(457)	9,851	—	—	9,851
Buildings and other constructions	55,114	1,192	—	(370)	55,936	2,880	(2,222)	56,594
Machinery and equipment	29,606	150	—	(102)	29,654	448	(96)	30,006

	95,728	1,342	(700)	(929)	95,441	3,328	(2,318)	96,451

Accumulated depreciation
Land	—	1,712	—	(457)	1,255	1,642	—	2,897
Buildings and other constructions	—	6,613	—	(344)	6,269	6,526	(2,220)	10,575
Machinery and equipment	—	3,163	—	(102)	3,061	3,152	(96)	6,117
	—	11,488	—	(903)	10,585	11,320	(2,316)	19,589

Net cost	95,728				84,856			76,862